Material Accounting Policies (Details) - Schedule of Consolidated Statement of Financial Position $ in Thousands	Dec. 31, 2021 MXN ($)
Adjusted [Member]
Current assets:
Trade accounts receivable, net	$ 745,593	[1]
Inventories	1,286,155	[1],[2]
Prepaid expenses	35,596	[3]
Total current assets	3,352,747
Total assets	5,185,229
Current liabilities:
Accrued expenses	159,354	[2]
Provisions	118,468	[4]
Income tax payable	97,634	[5]
Total current liabilities	2,449,919
Non-current liabilities:
Deferred income tax	38,975	[1],[2],[3],[4]
Total non-current liabilities	1,535,107
Total liabilities	3,985,026
Stockholder’s equity
Capital stock	321,312	[6]
Retained earnings (deficit)	856,994	[1],[2],[3],[4],[5],[6]
Equity attributable to owners of the Group	1,185,548
Total stockholders’ equity	1,200,203
Total liabilities and stockholders’ equity	5,185,229
Previously Presented [Member]
Current assets:
Trade accounts receivable, net	778,054	[1]
Inventories	1,339,378	[1],[2]
Prepaid expenses	69,224	[3]
Total current assets	3,472,059
Total assets	5,304,541
Current liabilities:
Accrued expenses	142,169	[2]
Provisions	115,192	[4]
Income tax payable	88,679	[5]
Total current liabilities	2,420,503
Non-current liabilities:
Deferred income tax	80,907	[1],[2],[3],[4]
Total non-current liabilities	1,577,039
Total liabilities	3,997,542
Stockholder’s equity
Capital stock	294,999	[6]
Retained earnings (deficit)	990,103	[1],[2],[3],[4],[5],[6]
Equity attributable to owners of the Group	1,292,344
Total stockholders’ equity	1,306,999
Total liabilities and stockholders’ equity	5,304,541
Difference [Member]
Current assets:
Trade accounts receivable, net	(32,461)	[1]
Inventories	(53,223)	[1],[2]
Prepaid expenses	(33,628)	[3]
Total current assets	(119,312)
Total assets	(119,312)
Current liabilities:
Accrued expenses	17,185	[2]
Provisions	3,276	[4]
Income tax payable	8,955	[5]
Total current liabilities	29,416
Non-current liabilities:
Deferred income tax	(41,932)	[1],[2],[3],[4]
Total non-current liabilities	(41,932)
Total liabilities	(12,516)
Stockholder’s equity
Capital stock	26,313	[6]
Retained earnings (deficit)	(133,109)	[1],[2],[3],[4],[5],[6]
Equity attributable to owners of the Group	(106,796)
Total stockholders’ equity	(106,796)
Total liabilities and stockholders’ equity	$ (119,312)

[1]	Cut-off for revenue where control was not transferred to the customer.
[2]	Cost of inventory overstated on the international freight standard cost assumption; offset by overstated accruals liabilities on import expenses.
[3]	Cost of catalogues that had a non-GAAP treatment as prepaids and were expensed at the same time the revenues were realized; instead of when catalogues were received as IFRS states.
[4]	Immaterial provisions for labor matters.
[5]	Accrual for the tax contingency explained in note 28 was not recorded previously.
[6]	Reclassification between capital stock and retained earnings for combination instead of consolidation of capital in 2020.